Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	April 30, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Variable Insurance Products Fund V (the trust):

Asset Manager Portfolio
Asset Manager: Growth Portfolio
Freedom 2005 Portfolio
Freedom 2010 Portfolio
Freedom 2015 Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2035 Portfolio
Freedom 2040 Portfolio
Freedom 2045 Portfolio
Freedom 2050 Portfolio
Freedom Income Portfolio
Freedom Lifetime Income I Portfolio
Freedom Lifetime Income II Portfolio
Freedom Lifetime Income III Portfolio
FundsManager 20% Portfolio
FundsManager 50% Portfolio
FundsManager 60% Portfolio
FundsManager 70% Portfolio
FundsManager 85% Portfolio
Investment Grade Bond Portfolio
Investor Freedom 2005 Portfolio
Investor Freedom 2010 Portfolio
Investor Freedom 2015 Portfolio
Investor Freedom 2020 Portfolio
Investor Freedom 2025 Portfolio
Investor Freedom 2030 Portfolio
Investor Freedom Income Portfolio
Money Market Portfolio
Strategic Income Portfolio (the funds)

File Nos. 033-17704 and 811-05361

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust